INTANGIBLE ASSETS - Schedule of Other Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other intangible assets
Balance at the beginning	$ 1.8	$ 1.9
Balance at the end	2.0	1.8	$ 1.9
Cost:
Reconciliation of changes in other intangible assets
Balance at the beginning	2.8	2.3	0.0
Exchange rate adjustments	0.0	0.0	0.2
Additions	1.1	0.5	0.6
Additions from business combinations	0.0	0.0	1.2
Transfer from other items	0.0	0.0	0.3
Balance at the end	3.9	2.8	2.3
Amortization:
Reconciliation of changes in other intangible assets
Balance at the beginning	(1.0)	(0.4)	0.0
Transfer from other items	0.0	0.0	(0.1)
Amortization for the year	0.9	0.6	0.3
Balance at the end	$ (1.9)	$ (1.0)	$ (0.4)